SEVEN CANYONS STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (80.13%)
Aerospace & Defense (1.84%)
Avon Rubber PLC	11,700	$462,878

Airport Services (2.01%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	70,000	505,314

Alternative Carriers (5.47%)
Gamma Communications PLC	32,500	520,030
KINX, Inc.	4,000	197,881
MNF Group, Ltd.	134,863	526,483
V-Cube, Inc.	11,000	133,605
Total Alternative Carriers		1,377,999

Application Software (3.44%)
Atled Corp.	13,300	254,731
Ezwel Co., Ltd.	29,500	318,775
Lime Technologies AB	6,000	159,214
Rakus Co., Ltd.	7,500	132,562
Total Application Software		865,282

Asset Management & Custody Banks (13.78%)
AJ Bell PLC	52,000	249,855
Burford Capital, Ltd.	186,000	1,075,410
Golub Capital BDC, Inc.	42,000	489,300
Hargreaves Lansdown PLC	32,000	645,313
Solar Capital, Ltd.	20,161	322,778
Solar Senior Capital, Ltd.	53,474	686,072
Total Asset Management & Custody Banks		3,468,728

Biotechnology (3.57%)
Abcam PLC	27,300	450,918
Seegene, Inc.	4,800	447,029
Total Biotechnology		897,947

Building Products (0.73%)
Absolent Group AB(a)	1,344	50,306
Nederman Holding AB(a)	11,000	133,149
Total Building Products		183,455

Coal & Consumable Fuels (0.71%)
NAC Kazatomprom JSC, GDR(b)	13,000	180,050

Consumer Finance (1.92%)
Arman Financial Services, Ltd.	40,501	238,749

		Value
	Shares	(Note 2)
Consumer Finance (continued)
OneMain Holdings, Inc.	10,000	$245,400
Total Consumer Finance		484,149

Data Processing & Outsourced Services (3.19%)
My EG Services Bhd	475,000	158,784
Vakrangee, Ltd.	1,400,000	645,141
Total Data Processing & Outsourced Services		803,925

Distillers & Vintners (1.59%)
Radico Khaitan, Ltd.	81,000	401,673

Diversified Banks (2.35%)
Bank Rakyat Indonesia Persero Tbk PT	971,000	207,253
Halyk Savings Bank of Kazakhstan JSC, GDR(a)(b)	16,251	201,513
HDFC Bank, Ltd., ADR	4,000	181,840
Total Diversified Banks		590,606

Diversified REITs (2.15%)
Star Asia Capital Corp.(c)(d)(e)(f)(g)	355,714	541,752

Electrical Components & Equipment (1.39%)
Vitzrocell Co., Ltd.	6,519	89,767
Voltronic Power Technology Corp.	9,000	259,336
Total Electrical Components & Equipment		349,103

Electronic Components (0.63%)
Sensortek Technology Corp.(a)	5,000	158,188

Financial Exchanges & Data (1.67%)
OTC Markets Group, Inc., Class A	14,000	420,000

Health Care Equipment (1.45%)
Revenio Group Oyj	11,500	364,797

Health Care Services (0.46%)
Metropolis Healthcare, Ltd.(b)(e)	6,500	116,813

Health Care Supplies (0.96%)
Ypsomed Holding AG	1,700	241,451

Homebuilding (0.83%)
Dom Development SA(a)	8,800	208,201

Hypermarkets & Super Centers (0.26%)
Metro Retail Stores Group, Inc.	2,019,592	64,765

Industrial Gases (1.13%)
Taiyo Nippon Sanso Corp.	17,000	284,288

Industrial Machinery (0.63%)
Confidence Petroleum India, Ltd.(a)	607,000	157,079

		Value
	Shares	(Note 2)
Industrial Machinery (continued)
Porvair PLC	116	$802
Total Industrial Machinery		157,881

Integrated Telecommunication Services (1.79%)
Sarana Menara Nusantara Tbk PT	6,285,000	450,578

Internet & Direct Marketing Retail (2.03%)
momo.com, Inc.	21,000	510,665

Mortgage REITs (4.69%)
AGNC Investment Corp.	38,000	490,200
Dynex Capital, Inc.	18,000	257,400
Great Ajax Corp.	47,000	432,400
Total Mortgage REITs		1,180,000

Oil & Gas Storage & Transportation (3.08%)
Golar LNG Partners LP	66,000	170,280
Magellan Midstream Partners LP	14,000	604,380
Total Oil & Gas Storage & Transportation		774,660

Packaged Foods & Meats (1.10%)
Guan Chong Bhd	443,000	277,254

Personal Products (0.82%)
TCI Co., Ltd.	22,085	206,313

Pharmaceuticals (3.25%)
Granules India, Ltd.	211,861	567,722
Hypera SA	41,000	251,138
Total Pharmaceuticals		818,860

Property & Casualty Insurance (0.39%)
Qualitas Controladora SAB de CV	25,000	98,327

Publishing (3.64%)
Future PLC	58,000	915,448

Regional Banks (2.33%)
AU Small Finance Bank, Ltd.(b)(e)	81,900	586,707

Semiconductor Equipment (0.98%)
Tokai Carbon Korea Co., Ltd.	3,400	247,587

Technology Hardware, Storage & Peripherals (1.00%)
Advantech Co., Ltd.	25,000	251,594

Thrifts & Mortgage Finance (2.87%)
Aavas Financiers, Ltd.(a)	41,000	723,890

TOTAL COMMON STOCKS
(Cost $19,383,454)		20,171,128

		Value
	Shares	(Note 2)
WARRANTS (0.05%)
Packaged Foods & Meats (0.05%)
Guan Chong Bhd, Strike Price $1.65, Expires 11/04/2022	53,666	11,585
TOTAL WARRANTS
(Cost $–)		11,585

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (16.89%)

State Street Institutional US Government Money Market Fund	0.039%	4,253,294	4,253,294
			4,253,294
TOTAL SHORT TERM INVESTMENT
(Cost $4,253,294)			4,253,294

TOTAL INVESTMENTS (97.07%)
(Cost $23,636,748)			$24,436,007

OTHER ASSETS IN EXCESS OF LIABILITIES (2.93%)			737,628

NET ASSETS (100.00%)			$25,173,635

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2020, the market value of those securities was $1,085,083 representing 4.31% of net assets.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(d)	Security deemed to be restricted as of June 30, 2020. As of June 30, 2020, the market value of restricted securities in the aggregate was $541,752, representing 2.15% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2 and 8.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020 the market value of securities restricted under Rule 144A in the aggregate was $1,245,272, representing 4.95% of net assets.
(f)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(g)	Security deemed to be illiquid under the procedures approved by the Fund’s Board of Trustees. As of June 30, 2020, the market value of illiquid securities in the aggregate was $541,752, representing 2.15% of the Fund’s net assets.

At June 30, 2020, Seven Canyons Strategic Income Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	2.6
Brazil	1.2
Finland	1.8
Great Britain	16.9
India	17.9
Indonesia	3.3
Japan	4.0
Kazakhstan	1.9
Malaysia	2.2
Mexico	3.0
Philippines	0.3
Poland	1.0
South Korea	6.4
Sweden	1.7
Switzerland	1.2
Taiwan	6.9
United States	27.7
100.0

SEVEN CANYONS WORLD INNOVATORS FUND
PORTFOLIO OF INVESTMENTS
June 30, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (93.49%)
Aerospace & Defense (4.09%)
Avon Rubber PLC	110,000	$4,351,840
CAE, Inc.	60,000	973,188
Total Aerospace & Defense		5,325,028

Airport Services (1.04%)
Grupo Aeroportuario del Centro Norte SAB de CV(a)	150,000	697,187
Grupo Aeroportuario del Pacifico SAB de CV, Class B	90,000	649,690
Total Airport Services		1,346,877

Alternative Carriers (14.44%)
Gamma Communications PLC	471,623	7,546,403
MNF Group, Ltd.	1,609,836	6,284,539
NFON AG(a)(b)	169,598	2,528,214
V-Cube, Inc.	200,000	2,429,188
Total Alternative Carriers		18,788,344

Application Software (14.78%)
24sevenoffice Scandinavia AB(a)	200,000	536,584
AI, Inc.	45,000	946,564
Altium, Ltd.	25,000	566,430
Atled Corp.	80,000	1,532,214
Dubber Corp., Ltd.(a)	1,500,000	1,187,750
Elmo Software, Ltd.(a)	160,000	794,834
GK Software SE(a)	25,000	1,748,435
Lime Technologies AB	60,000	1,592,141
LoopUp Group PLC(a)	2,000,000	3,370,341
MelodyVR Group PLC(a)	30,000,000	1,691,738
Money Forward, Inc.(a)	11,000	609,269
Rakus Co., Ltd.	30,000	530,250
Sinch AB(a)(c)(d)	18,000	1,549,154
Smaregi, Inc.(a)	20,000	626,309
Whispir, Ltd.(a)	1,300,000	1,949,888
Total Application Software		19,231,901

Asset Management & Custody Banks (2.03%)
AJ Bell PLC	550,000	2,642,702

Biotechnology (5.95%)
Abcam PLC	300,000	4,955,145

		Value
	Shares	(Note 2)
Biotechnology (continued)
Seegene, Inc.	30,000	$2,793,927
Total Biotechnology		7,749,072

Building Products (0.88%)
Absolent Group AB(a)	14,503	542,845
Nederman Holding AB(a)	50,000	605,224
Total Building Products		1,148,069

Communications Equipment (0.92%)
Blackline Safety Corp.(a)	300,000	1,199,912

Data Processing & Outsourced Services (1.81%)
My EG Services Bhd	2,085,800	697,246
Vakrangee, Ltd.	3,586,096	1,652,527
Total Data Processing & Outsourced Services		2,349,773

Distillers & Vintners (1.52%)
Radico Khaitan, Ltd.	400,000	1,983,569

Diversified Banks (1.09%)
TCS Group Holding PLC, GDR(d)	70,000	1,421,000

Diversified Support Services (0.44%)
Johnson Service Group PLC	400,000	572,482

Electrical Components & Equipment (0.24%)
Vitzrocell Co., Ltd.	22,522	310,128

Electronic Manufacturing Services (0.27%)
Audinate Group, Ltd.(a)	94,000	355,000

Food Retail (6.60%)
Naked Wines PLC	1,568,640	8,592,112

Health Care Equipment (3.15%)
Ray Co. Ltd/KR(a)	19,000	701,962
Revenio Group Oyj	100,000	3,172,150
Surgical Science Sweden AB(a)	30,000	226,676
Total Health Care Equipment		4,100,788

Health Care Facilities (1.28%)
Japan Animal Referral Medical Center Co., Ltd.(a)	50,000	976,598
Medikaloka Hermina Tbk PT(d)	3,200,000	683,757
Total Health Care Facilities		1,660,355

Health Care Services (0.97%)
Metropolis Healthcare, Ltd.(c)(d)	70,000	1,257,987

		Value
	Shares	(Note 2)
Health Care Supplies (2.20%)
Tristel PLC	300,000	$1,579,847
Ypsomed Holding AG	9,000	1,278,271
Total Health Care Supplies		2,858,118

Health Care Technology (3.33%)
MedPeer, Inc.(a)	50,000	1,294,228
Mentice AB(a)	40,403	317,481
RaySearch Laboratories AB(a)	290,000	2,718,255
Total Health Care Technology		4,329,964

Home Improvement Retail (0.30%)
AllHome Corp.(a)	2,622,700	387,557

Industrial Machinery (0.61%)
Confidence Petroleum India, Ltd.(a)	1,000,000	258,780
va-Q-tec AG(a)(d)	30,000	537,776
Total Industrial Machinery		796,556

Internet & Direct Marketing Retail (18.24%)
AO World PLC(a)	4,000,000	7,183,604
HelloFresh SE(a)	59,000	3,156,184
Kogan.com, Ltd.	300,000	3,079,623
momo.com, Inc.	100,000	2,431,737
Oisix ra daichi, Inc.(a)	180,000	3,525,666
PChome Online, Inc.(a)	470,000	1,893,215
zooplus AG(a)	15,000	2,463,803
Total Internet & Direct Marketing Retail		23,733,832

Investment Banking & Brokerage (1.41%)
JDC Group AG(a)	230,000	1,836,980

IT Consulting & Other Services (1.07%)
TechMatrix Corp.	80,000	1,396,293

Leisure Facilities (0.00%)(e)
Goals Soccer Centres PLC(a)(b)(f)(g)(h)	1,492,500	0

Life Sciences Tools & Services (1.22%)
Genetic Signatures, Ltd.(a)	1,067,340	1,590,505

Pharmaceuticals (0.24%)
Ouro Fino Saude Animal Participacoes SA	60,000	309,814

Restaurants (2.48%)
Marley Spoon AG(a)	2,500,000	3,227,382

		Value
	Shares	(Note 2)
Systems Software (0.89%)
WANdisco PLC(a)	150,000	$1,160,138

TOTAL COMMON STOCKS
(Cost $93,611,953)		121,662,238

LIMITED PARTNERSHIP INTEREST (0.07%)
Other Diversified Financial Services (0.07%)
Greenspring Global Partners II LP(a)(b)(g)(h)	1	89,943

TOTAL LIMITED PARTNERSHIP INTEREST
(Cost $185,658)		89,943

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (4.37%)

State Street Institutional US Government Money Market Fund	0.039%	5,688,733	5,688,733
			5,688,733
TOTAL SHORT TERM INVESTMENT
(Cost $5,688,733)			5,688,733

TOTAL INVESTMENTS (97.93%)
(Cost $99,486,344)			$127,440,914

OTHER ASSETS IN EXCESS OF LIABILITIES (2.07%)			2,699,101

NET ASSETS (100.00%)			$130,140,015

(a)	Non-income producing security.
(b)	Security deemed to be illiquid under the procedures approved by the Fund’s Board of Trustees. As of June 30, 2020, the market value of illiquid securities in the aggregate was $2,618,157, representing 2.01% of the Fund’s net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020 the market value of securities restricted under Rule 144A in the aggregate was $2,807,141, representing 2.16% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2020, the market value of those securities was $5,449,674 representing 4.19% of net assets.
(e)	Less than .005%.
(f)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.

(g)	Security deemed to be restricted as of June 30, 2020. As of June 30, 2020, the market value of restricted securities in the aggregate was $89,943, representing 0.07% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2 and 8.
(h)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

At June 30, 2020, Seven Canyons World Innovators Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	13.0
Brazil	0.3
Canada	1.8
Cyprus	1.2
Finland	2.6
Germany	12.7
Great Britain	35.8
India	4.2
Indonesia	0.6
Japan	11.4
Malaysia	0.6
Mexico	1.1
Norway	0.4
Philippines	0.3
South Korea	3.1
Sweden	6.2
Switzerland	1.0
Taiwan	3.6
United States	0.1	(a)
	100.0

(a)	Less than .005%.

Notes to Quarterly Portfolio of Investments

June 30, 2020 (Unaudited)

1.	ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seven Canyons Strategic Income Fund (the “Strategic Income Fund”) and Seven Canyons World Innovators Fund (the “World Innovators Fund”)(each individually a “Fund” or collectively “Funds”). The Strategic Income Fund’s primary investment objective is to capture current income with a secondary objective of long-term growth of capital and World Innovators Fund’s primary investment objective is long-term growth of capital. The Funds are each classified as diversified under the 1940 Act. The Strategic Income Fund currently offers Investor Class shares and the World Innovators Fund currently offers Investor Class and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2.	SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in preparation of its financial statements.

Investment Valuation: Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the last sale price or closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020:

SEVEN CANYONS STRATEGIC INCOME FUND
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Aerospace & Defense	$–	$462,878	$–	$462,878
Airport Services	505,314	–	–	505,314
Alternative Carriers	–	1,377,999	–	1,377,999
Application Software	–	865,282	–	865,282
Asset Management & Custody Banks	1,498,150	1,970,578	–	3,468,728
Biotechnology	450,918	447,029	–	897,947
Building Products	–	183,455	–	183,455
Coal & Consumable Fuels	180,050	–	–	180,050
Consumer Finance	245,400	238,749	–	484,149
Data Processing & Outsourced Services	–	803,925	–	803,925
Distillers & Vintners	–	401,673	–	401,673
Diversified Banks	383,353	207,253	–	590,606
Diversified REITs	–	–	541,752	541,752
Electrical Components & Equipment	–	349,103	–	349,103
Electronic Components	–	158,188	–	158,188
Financial Exchanges & Data	420,000	–	–	420,000
Health Care Equipment	–	364,797	–	364,797
Health Care Services	–	116,813	–	116,813
Health Care Supplies	–	241,451	–	241,451
Homebuilding	–	208,201	–	208,201
Hypermarkets & Super Centers	–	64,765	–	64,765
Industrial Gases	–	284,288	–	284,288
Industrial Machinery	802	157,079	–	157,881
Integrated Telecommunication Services	–	450,578	–	450,578
Internet & Direct Marketing Retail	–	510,665	–	510,665
Mortgage REITs	1,180,000	–	–	1,180,000
Oil & Gas Storage & Transportation	774,660	–	–	774,660
Packaged Foods & Meats	–	277,254	–	277,254
Personal Products	–	206,313	–	206,313
Pharmaceuticals	251,138	567,722	–	818,860
Property & Casualty Insurance	98,327	–	–	98,327
Publishing	–	915,448	–	915,448
Regional Banks	–	586,707	–	586,707
Semiconductor Equipment	–	247,587	–	247,587
Technology Hardware, Storage & Peripherals	–	251,594	–	251,594
Thrifts & Mortgage Finance	–	723,890	–	723,890
Warrants	11,585	–	–	11,585
Short Term Investment	4,253,294	–	–	4,253,294
Total	$10,252,991	$13,641,264	$541,752	$24,436,007

SEVEN CANYONS WORLD INNOVATORS FUND
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Common Stocks
Aerospace & Defense	$973,188	$4,351,840	$–		$5,325,028
Airport Services	1,346,877	–	–		1,346,877
Alternative Carriers	–	18,788,344	–		18,788,344
Application Software	3,906,925	15,324,976	–		19,231,901
Asset Management & Custody Banks	–	2,642,702	–		2,642,702
Biotechnology	4,955,145	2,793,927	–		7,749,072
Building Products	–	1,148,069	–		1,148,069
Communications Equipment	1,199,912	–	–		1,199,912
Data Processing & Outsourced Services	–	2,349,773	–		2,349,773
Distillers & Vintners	–	1,983,569	–		1,983,569
Diversified Banks	1,421,000	–	–		1,421,000
Diversified Support Services	–	572,482	–		572,482
Electrical Components & Equipment	–	310,128	–		310,128
Electronic Manufacturing Services	–	355,000	–		355,000
Food Retail	–	8,592,112	–		8,592,112
Health Care Equipment	–	4,100,788	–		4,100,788
Health Care Facilities	–	1,660,355	–		1,660,355
Health Care Services	–	1,257,987	–		1,257,987
Health Care Supplies	1,579,847	1,278,271	–		2,858,118
Health Care Technology	–	4,329,964	–		4,329,964
Home Improvement Retail	–	387,557	–		387,557
Industrial Machinery	–	796,556	–		796,556
Internet & Direct Marketing Retail	–	23,733,832	–		23,733,832
Investment Banking & Brokerage	–	1,836,980	–		1,836,980
IT Consulting & Other Services	–	1,396,293	–		1,396,293
Leisure Facilities	–	–	–	**	–	**
Life Sciences Tools & Services	–	1,590,505	–		1,590,505
Pharmaceuticals	309,814	–	–		309,814
Restaurants	–	3,227,382	–		3,227,382
Systems Software	–	1,160,138	–		1,160,138
Limited Partnership Interest(a)	–	–	–		89,943
Short Term Investment	5,688,733	–	–		5,688,733
Total	$21,381,441	$105,969,530	$ – **		$127,440,914

*	For a detailed Industry breakdown, see the accompanying Portfolio of Investments.
**	Security valued at zero.
(a)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Portfolio of Investments.

Fund	Fair Value at 6/30/2020	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Seven Canyons World Innovators Fund
Limited Partnership Interest(a)	$89,943	$–	–	–

(a)	The fair value of this limited partnership interest has been estimated using the net asset value of the Fund's Limited Partner Capital Account. This limited partnership interest can never be redeemed. Distributions from the limited partnership will be received as the underlying investments are liquidated. It is estimated that the underlying assets of the limited partnership will be liquidated over the next one to five years. The final purchase commitment was made on March 31, 2017 for Greenspring Global Partners II-B, L.P.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Seven Canyons Strategic Income Fund	Common Stocks	Total
Balance as of September 30, 2019	$786,128	$786,128
Change in Unrealized Appreciation/(Depreciation)	(244,376)	(244,376)
Purchases	-	-
Sales Proceeds	-	-
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of June 30, 2020	$541,742	$541,742

Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2020	$(244,376)	$(244,376)

Seven Canyons World Innovators Fund	Common Stocks		Total
Balance as of September 30, 2019	$-	**	$-	**
Realized Gain/(Loss)	-		-
Change in Unrealized Appreciation/(Depreciation)	-		-
Purchases	-		-
Sales Proceeds	-		-
Transfer into Level 3	-		-
Transfer out of Level 3	-		-
Balance as of June 30, 2020	$-	**	$-	**
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2020	$-		$-

**	Security has zero value

Quantitative information about Level 3 measurements as of June 30, 2020:

Seven Canyons Strategic Income Fund

Asset Class	Fair Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Common Stock	$541,742	Net Asset Value less Liquidity Discount	Liquidity Discount	25%

Seven Canyons World Innovators Fund

Asset Class	Fair Value		Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Common Stock	$-	**	Estimated Liquidation Value	Estimated Liquidation Value	100%

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows: A change to a multiple may affect the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of the investment. For Liquidity Discount, a decrease in the multiple will result in an increase in fair value of the investment.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by the FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective interest method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible re-evaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Foreign Exchange Transactions: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Funds normally pay dividends, if any, quarterly, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. The Funds may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board. The Funds have acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

The below securities are restricted from resale as of June 30, 2020:

Fund	Security Type	Acquisition Date	Cost	Fair Value	% of Net Assets
Seven Canyons Strategic Income Fund
Star Asia Capital Corp.	Common Stocks	2/22/07-5/11/15	$572,597	$541,752	2.15%
Seven Canyons World Innovators Fund
Goals Soccer Centres PLC	Common Stocks	9/26/17-4/24/18	$1,687,203	$0	0.00%
Greenspring Global Partners II LP	Limited Partnership Interest	10/10/13-3/31/17	185,658	89,943	0.07%
			$1,872,861	$89,943	0.07%

Restricted securities under Rule 144a, including the aggregate value and percentage of net assets of each Fund, have been identified in the Portfolios of Investments.

COVID-19 Risks: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other preexisting political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

3.	TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the nine month period ended June 30, 2020 with an “affiliated company” as so defined:

Security Name	Share Balance as of September 30, 2019	Purchases	Sales	Share Balance as of June 30, 2020	Market Value as of June 30, 2020	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Japan Animal Referral Medical Center Co., Ltd.*	150,000	-	(100,000)	50,000	$976,598	$-	225,544	$(917,717)
					$976,598	$-	$225,544	$(917,717)

*	As of June 30, 2020, the security is no longer considered an affiliate as defined by the 1940 Act.